GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2014
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
5.	GENERAL AND ADMINISTRATIVE EXPENSES
All figures in USD ‘000	2014	2013	2012
Management fee to related party	-	-	500
Directors and officers insurance	86	80	74
Salaries and wages	7,734	6,560	3,282
Audit, legal and consultants	1,431	5,575	1,007
Administrative services provided by related party	-	-	3,930
Other fees and expenses	4,076	4,213	1,718

Compensation – Restricted shares to Manager	-	-	1,540
Share-based compensation	1,096	2,093	1,258
Deferred compensation plan	440	1,033	1,391
Total for year ended December 31,	14,863	19,555	14,700

General and administrative expenses for the year ended December 31, 2014 and 2013 also include those of Scandic and Orion. Accordingly, the administrative services provided by related party are eliminated, and the expenses in the subsidiaries are presented under the remaining items.

Expenses for “Audit, legal and consultants” for the year ended December 31, 2013 include one-time charges related to the acquisition of Scandic of $2.5 million and legal fees related to the Gulf Navigation Holding PSJ arbitration of $1.0 million.

Expenses for “Other fees and expenses” for the year ended December 31, 2013 include one- time charges related to the acquisition of Scandic of $1.1 million, and $2.2 million in General and Administrative expenses incurred in the subsidiaries.

The subsidiaries employees have a deferred group benefit plan. The deferred liability for the employees as of December 31, 2014 and 2013 are $0.4 million and $0.1 million, respectively, and recognized cost in the statement of operations for the year ended December 31, 2014 and 2013 is $0.4 million and $0.3 million, respectively.